Equity - Narrative (Details) - Common $ in Millions	12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2021 shares	May 09, 2022 USD ($) tranch	Jun. 18, 2015 shares
Equity - Acquired Share capital PureTech LLC [Line Items]
Value of ahares authorized to be repurchased | $			$ 50.0
Number of tranches | tranch			2
Number of shares issued (in shares)	278,566,306
Purchase of treasury stock (in shares)	10,595,347	0
Jefferies International Limited
Equity - Acquired Share capital PureTech LLC [Line Items]
Value of ahares authorized to be repurchased | $			$ 25.0
PureTech Health LLC
Equity - Acquired Share capital PureTech LLC [Line Items]
Issued share capital acquired (in shares)				159,648,387